Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ (17,782)	$ (13,352)	$ (86,292)
Payments on borrowings	22,489	23,333	$ 23,617
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	108,949
Proceeds from borrowings	15,111
Payments on borrowings	(13,925)
Amortized cost	47
Unrealized foreign exchange effects	(1,837)
Current portion of long-term debt	(2,732)
Other movements	(29)
Balance ending	105,584	108,949
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	7,433
Proceeds from borrowings	2,672
Payments on borrowings	(8,564)
Amortized cost	255
Unrealized foreign exchange effects	(298)
Current portion of long-term debt	2,732
Other movements	(14)
Balance ending	$ 4,216	$ 7,433